UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21395
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            Excelsior Absolute Return Fund of Funds Master Fund, LLC
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               (Exact name of registrant as specified in charter)

                              225 High Ridge Road
                               Stamford, CT 06905
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              (Address of principal executive offices) (Zip code)

                                Steven L. Suss
                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203)352-4497
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                       Date of fiscal year end: March 31
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                    Date of reporting period: December 31, 2007
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

ITEM 1.   SCHEDULE OF INVESTMENTS

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
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                                                               December 31, 2007

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


                                                                                 % of                       First
                                            First                               Members'     % Ownership  Available
                                         Acquisition                   Fair     Equity -    of Investment Redemption
Investment Funds*                           Date          Cost        Value    Net Assets     Funds         Date**     Liquidity***
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Relative Value
--------------
Frontpoint Utility and Energy Fund, L.P.    7/1/2006  $  6,000,000  $  7,452,030      3.14%       0.40%       N/A          Quarterly
Highbridge Capital Corporation- Class A    12/1/2003     7,250,000    12,357,532      5.21%       0.11%       N/A          Quarterly
Menta Global, L.P.                          7/1/2007     5,000,000     4,660,597      1.96%       1.47%     7/31/08          Monthly
Polygon Global Opportunities Fund,L.P.      8/1/2004    10,200,000    15,272,879      6.44%       1.11%       N/A          Quarterly
Suttonbrook Capital Partners, L.P.         10/1/2004     8,500,000    10,875,051      4.58%       3.27%       N/A          Quarterly
                                                     ---------------------------------------
            Strategy Total                              36,950,000    50,618,089     21.33%
                                                     ---------------------------------------
Equity
------
Cantillon World, L.P.                      12/1/2003     5,050,000     8,154,937      3.43%       0.95%       N/A          Quarterly
Clovis Capital Partners Institutional, L.P. 2/1/2007    10,000,000    11,690,446      4.92%       1.45%     3/31/08        Quarterly
Galleon Diversified Fund, Ltd.- Class E    12/1/2003     5,100,028    10,109,641      4.26%       0.59%       N/A          Quarterly
Glenview Capital Partners, L.P.            12/1/2003     2,300,000     9,645,218      4.06%       3.22%       N/A          Quarterly
North River Partners, L.P.                  7/1/2005     7,000,000     8,134,804      3.43%       1.57%       N/A          Quarterly
Savannah-Baltimore Partners Liquidating
   Trust                                    7/1/2006             -       150,348      0.06%       1.84%       N/A                (1)
Shoshone Partners, L.P.                    12/1/2003     2,500,000     7,770,700      3.27%       1.62%       N/A           Annually
The Tantallon Fund, L.P.                    7/1/2006     4,500,000     6,100,362      2.57%       5.55%       N/A            Monthly
                                                     ---------------------------------------
            Strategy Total                              36,450,028    61,756,456     26.00%
                                                     ---------------------------------------
Macro/CTA/Short-Term Trading
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
Catequil Partners,L.P.                     12/1/2003       128,413       130,094      0.05%       1.84%       N/A                (1)
Caxton Global Investments(USA) LLC          1/1/2005     7,000,000     9,068,928      3.82%       1.35%       N/A           Annually
Grinham Diversified Fund (US), L.P.         2/1/2007     4,200,000     4,840,544      2.04%       5.29%       N/A            Monthly
Placer Creek Partners, L.P.                 1/1/2006     3,500,000     7,158,332      3.02%       1.31%       N/A      Semi-annually
Sunrise Commodities Select Portfolio
   - Davco Fund, L.P.                      12/1/2003     5,450,000     6,769,041      2.85%       3.02 %      N/A            Monthly
                                                     ---------------------------------------
            Strategy Total                              20,278,413    27,966,939     11.78%
                                                     ---------------------------------------
Event Driven
------------
Bennelong Asia Pacific Multi Strategy
     Equity Fund, L.P.                      7/1/2006     4,000,000     4,758,382      2.00%       5.13%       N/A            Monthly
Brencourt Multi-Strategy, L.P.              9/1/2005     8,421,521    10,113,628      4.26%       5.08%       N/A          Quarterly
Canyon Value Realization Fund, L.P.        12/1/2003     7,500,000    13,431,163      5.67%       0.44%       N/A           Annually
Castlerigg Partners, L.P.                  12/1/2003     4,000,000    11,780,984      4.96%       1.63%       N/A          Quarterly
Empryean Capital Fund, L.P.                 7/1/2004             -        81,747      0.03%       0.03%       N/A                (1)
King Street Capital, L.P.                   8/1/2007     7,500,000     7,723,950      3.25%       0.21%     9/30/09        Quarterly
OZ Asia Domestic Partners, L.P.             7/1/2006     5,000,000     6,304,611      2.66%       0.71%       N/A           Annually
OZ Europe Domestic Partners II, L.P.       10/1/2005     7,424,913    12,200,993      5.14%       2.58%       N/A          Quarterly
York Capital Management, L.P.               7/1/2004     4,500,000    11,061,438      4.66%       0.98%       N/A           Annually
                                                     ---------------------------------------
            Strategy Total                              48,346,434    77,456,896     32.63%
                                                     ---------------------------------------
Total investments in Investment Funds                 $142,024,875   217,798,380     91.74%
                                                     =============
Other Assets, Less Liabilities                                        19,610,209      8.26%
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Members' Equity - Net Assets                                        $237,408,589    100.00%
                                                                    ========================


*     Non-income producing investments.             N/A  Initial lock-up period has either expired prior to December 31, 2007 or the
**    From original investment date                      Investment Fund did not have an initial lock-up period.  However, specific
***   Available frequency of redemptions after           redemption restrictions may apply.
      initial lock-up period.                       (1)  The Company's remaining residual investment in the Investment Fund is an illiquid security.

At December 31, 2007, the Company holds the following number of shares in the Investment Funds indicated:
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Galleon Diversified Fund, Ltd. - Class E               6,580.2009
Highbridge Capital Corporation - Class A                 159.3251



Federal Tax Cost
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The cost of the registrant's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the registrant by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2006. The amounts reported below have been adjusted through December 31, 2007 for contributions and withdrawals. Based on Investment Funds owned at December 31, 2007, the cost of investments for Federal income tax purposes was $178,446,954. This included aggregate gross unrealized appreciation of $40,099,626 and aggregate gross unrealized depreciation of $748,200.


ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
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By (Signature and Title)*   /s/ David R Bailin
                         -------------------------------------------------
                           David R Bailin, Principal Executive Officer
Date February 29, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
             ----------------------------------------------------------
By (Signature and Title)*   /s/ Steven L. Suss
                         ------------------------------------------------
                           Steven L. Suss, Principal Financial Officer
Date February 29, 2008
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